Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Operation and administration	$ 879,992	$ 259,712	$ 2,033,879	$ 2,651,954
Exploration				13,530,819
Mine preparation		2,507,079	7,827,656
Legal and accounting	534,911	362,736	1,147,861	1,035,777
Consulting and wages	770,585	2,357,147	5,477,765	1,533,954
Loss from operations	(2,185,488)	(5,486,674)	(16,487,161)	(18,752,504)
Other income or gain (expense or loss)
Change in derivative liability (note 9)	4,226,574	3,454,008	15,696,391	12,300,453
Gain on foreign exchange	(2,886)	27,920	(237,546)	208,660
Gain on FV of convertible debentures (note 7)	1,689,701		(1,140,537)
Gain on EPA debt extinguishment (note 8)			8,614,103
Interest expense (note 7)	(1,324,629)	(735,237)	(3,382,559)	(102,740)
Gain on modification of warrants (note 9)	214,714
Loss on FV of debenture derivative		(73,469)
Debenture finance costs		(67,434)	(1,230,540)
Financing costs (note 9)	(576,751)		(945,507)
Other income			18,626
Other expense			(6,679)
Loss on debt settlement (note 7)	(250,086)			(56,146)
Net income (loss) for the period	1,791,149	(2,880,886)	898,591	(6,402,277)
Other comprehensive income (loss), net of tax
Gain on change in FV on own credit risk (note 7)	807,012		253,875
Other comprehensive income (loss)	807,012		253,875
Comprehensive income (loss)	$ 2,598,161	$ (2,880,886)	$ 1,152,466	$ (6,402,277)
Net Income (loss) per common share
Net income/(loss) per common share – basic	$ 0.01	$ (0.02)	$ 0.00	$ (0.04)
Net income/(loss) per common share – fully diluted	$ 0.01	$ (0.02)	$ 0.00	$ (0.04)
Weighted average number of common shares
Weighted average common shares – basic	212,429,683	164,435,826	205,950,811	161,868,334
Weighted average common shares – fully diluted	314,666,701	165,076,880	269,801,281	161,868,334